Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE

PROSPECTUS DATED DECEMBER 28, 2018 OF:

Invesco Corporate Income Defensive ETF (IHYD)

Invesco Corporate Income Value ETF (IHYV)

Invesco Emerging Markets Debt Defensive ETF (IEMD)

Invesco Emerging Markets Debt Value ETF (IEMV)

Invesco Investment Grade Defensive ETF (IIGD)

Invesco Investment Grade Value ETF (IIGV)

Invesco Multi-Factor Core Fixed Income ETF (IMFC)

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)

(each a “Fund” and collectively, the “Funds”)

Effective immediately, the Funds’ Prospectus is revised as follows:

Invesco Corporate Income Defensive ETF (IHYD)

The fourth paragraph in the Section “Summary Information—Principal Investment Strategies” on page 97 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the Underlying Index. At each monthly Underlying Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the Underlying Index, and current Underlying Index constituents with a Quality Score in the top 50% of eligible securities remain in the Underlying Index provided that they satisfy all other eligibility criteria. Underlying Index constituents are equally weighted. As of August 31, 2018, the Underlying Index was comprised of 153 constituents.

Invesco Corporate Income Value ETF (IHYV)

The sixth paragraph in the Section “Summary Information—Principal Investment Strategies” on page 101 of the Prospectus is replaced with the following:

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the Underlying Index. At each monthly Underlying Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the Underlying Index, and current Underlying Index constituents with a QAV Score in the top 50% of eligible securities remain in the Underlying Index provided that they satisfy all other eligibility criteria. Underlying Index constituents are equally weighted. As of August 31, 2018, the Underlying Index was comprised of 212 constituents.

Invesco Emerging Markets Debt Defensive ETF (IEMD)

The fourth paragraph in the Section “Summary Information—Principal Investment Strategies” on page 105 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the Underlying Index. At each monthly Underlying Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the Underlying Index, and current Underlying Index constituents with a Quality Score in the top 60% of eligible securities remain in the Underlying Index provided that they satisfy all other eligibility criteria. Underlying Index constituents are modified market-value weighted. As of August 31, 2018, the Underlying Index was comprised of 121 constituents.

Invesco Emerging Markets Debt Value ETF (IEMV)

The sixth paragraph in the Section “Summary Information—Principal Investment Strategies” on page 110 of the Prospectus is replaced with the following:

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the Underlying Index. At each monthly Underlying Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the Underlying Index, and current Underlying Index constituents with a QAV Score in the top 60% of eligible securities remain in the Underlying Index provided that they satisfy all other eligibility criteria. Underlying Index constituents are modified market-value weighted. As of August 31, 2018, the Underlying Index was comprised of 169 constituents.

Invesco Investment Grade Defensive ETF (IIGD)

The fourth paragraph in the Section “Summary Information—Principal Investment Strategies” on page 115 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the Underlying Index. At each monthly Underlying Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the Underlying Index, and current Underlying Index constituents with a Quality Score in the top 50% of eligible securities remain in the Underlying Index provided that they satisfy all other eligibility criteria. Underlying Index constituents are equally weighted. As of August 31, 2018, the Underlying Index was comprised of 97 constituents.

Invesco Investment Grade Value ETF (IIGV)

The sixth paragraph in the Section “Summary Information—Principal Investment Strategies” on page 119 of the Prospectus is replaced with the following:

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the Underlying Index. At each monthly Underlying Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the Underlying Index, and current Underlying Index constituents with a QAV Score in the top 50% of eligible securities remain in the Underlying Index provided that they satisfy all other eligibility criteria. Underlying Index constituents are equally weighted. As of August 31, 2018, the Underlying Index was comprised of 121 constituents.

Invesco Multi-Factor Core Fixed Income ETF (IMFC)

The following paragraph is added immediately after the last paragraph under the heading “Invesco U.S. Fixed Rate 30-Year MBS Index” in the Section “Principal Investment Strategies” on page 123 of the Prospectus:

Transactions in U.S. government agency mortgage-backed securities may occur through standardized agreements for forward or future delivery in which the actual mortgage pools to be delivered are not specified until shortly prior to settlement (to be announced (“TBA”) transactions). The Fund may engage in such TBA transactions.

The fourth paragraph under the heading “Invesco Investment Grade Defensive Index” in the Section “Summary Information—Principal Investment Strategies” on page 123 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the IG Defensive Index. At each monthly IG Defensive Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the IG Defensive Index, and current constituents with a Quality Score in the top 50% of eligible securities remain in the IG Defensive Index provided that they satisfy all other eligibility criteria. IG Defensive Index constituents are equally weighted.

The sixth paragraph under the heading “Invesco Investment Grade Value Index” in the Section “Summary Information—Principal Investment Strategies” on page 124 of the Prospectus is replaced with the following:

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the IG Value Index. At each monthly IG Value Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the IG Value Index, and current constituents with a QAV Score in the top 50% of eligible securities remain in the IG Value Index provided that they satisfy all other eligibility criteria. IG Value Index constituents are equally weighted.

The Section “Principal Risks of Investing in the Fund—Mortgage-Backed Securities Risk” on page 125 of the Prospectus is replaced with the following:

Mortgage-Backed Securities Risk. Investments in mortgage-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

The Section “Principal Risks of Investing in the Fund—Portfolio Turnover Risk” on page 126 of the Prospectus is replaced with the following:

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index, as well as engage in TBA transactions, which may significantly increase the Fund’s portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)

The fourth paragraph under the heading “Invesco High Yield Defensive Index” in the Section “Summary Information—Principal Investment Strategies” 128 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the HY Defensive Index. At each monthly HY Defensive Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the HY Defensive Index, and current constituents with a Quality Score in the top 50% of eligible securities remain in the HY Defensive Index provided that they satisfy all other eligibility criteria. HY Defensive Index constituents are equally weighted.

The fourth paragraph under the heading “Invesco Investment Grade Defensive Index” in the Section “Summary Information—Principal Investment Strategies” on page 128 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the IG Defensive Index. At each monthly IG Defensive Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the IG Defensive Index, and current constituents with a Quality Score in the top 50% of eligible securities remain in the IG Defensive Index provided that they satisfy all other eligibility criteria. IG Defensive Index constituents are equally weighted.

The following paragraph is added immediately after the last paragraph under the heading “Invesco U.S. Fixed Rate 30-Year MBS Index” in the Section “Principal Investment Strategies” on page 129 of the Prospectus:

Transactions in U.S. government agency mortgage-backed securities may occur through standardized agreements for forward or future delivery in which the actual mortgage pools to be delivered are not specified until shortly prior to settlement (to be announced (“TBA”) transactions). The Fund may engage in such TBA transactions.

The sixth paragraph under the heading “Invesco Investment Grade Value Index” in the Section “Summary Information—Principal Investment Strategies” on page 129 of the Prospectus is replaced with the following:

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the IG Value Index. At each monthly IG Value Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the IG Value Index, and current constituents with a QAV Score in the top 50% of eligible securities remain in the IG Value Index provided that they satisfy all other eligibility criteria. IG Value Index constituents are equally weighted.

The fourth paragraph under the heading “Invesco Emerging Markets Debt Defensive Index” in the Section “Summary Information—Principal Investment Strategies” on page 130 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the EM Debt Defensive Index. At each monthly EM Debt Defensive Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the EM Debt Defensive Index, and current constituents with a Quality Score in the top 60% of eligible securities remain in the EM Debt Defensive Index provided that they satisfy all other eligibility criteria. EM Debt Defensive Index constituents are modified market-value weighted.

The sixth paragraph under the heading “Invesco Emerging Markets Debt Value Index” in the Section “Summary Information—Principal Investment Strategies” on page 130 of the Prospectus is replaced with the following:

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the EM Debt Value Index. At each monthly EM Debt Value Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the EM Debt Value Index, and current constituents with a QAV Score in the top 60% of eligible securities remain in the EM Debt Value Index provided that they satisfy all other eligibility criteria. EM Debt Value Index constituents are modified market-value weighted.

The Section “Principal Risks of Investing in the Fund—Mortgage-Backed Securities Risk” on page 132 of the Prospectus is replaced with the following:

Mortgage-Backed Securities Risk. Investments in mortgage-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

The Section “Principal Risks of Investing in the Fund—Portfolio Turnover Risk” on page 132 of the Prospectus is replaced with the following:

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index, as well as engage in TBA transactions, which may significantly increase the Fund’s portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.

Invesco Corporate Income Defensive ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE

PROSPECTUS DATED DECEMBER 28, 2018 OF:

Invesco Corporate Income Defensive ETF (IHYD)

(each a “Fund” and collectively, the “Funds”)

Effective immediately, the Funds’ Prospectus is revised as follows:

Invesco Corporate Income Defensive ETF (IHYD)

The fourth paragraph in the Section “Summary Information—Principal Investment Strategies” on page 97 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the Underlying Index. At each monthly Underlying Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the Underlying Index, and current Underlying Index constituents with a Quality Score in the top 50% of eligible securities remain in the Underlying Index provided that they satisfy all other eligibility criteria. Underlying Index constituents are equally weighted. As of August 31, 2018, the Underlying Index was comprised of 153 constituents.

Invesco Corporate Income Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE

PROSPECTUS DATED DECEMBER 28, 2018 OF:

Invesco Corporate Income Value ETF (IHYV)

(each a “Fund” and collectively, the “Funds”)

Effective immediately, the Funds’ Prospectus is revised as follows:

Invesco Corporate Income Value ETF (IHYV)

The sixth paragraph in the Section “Summary Information—Principal Investment Strategies” on page 101 of the Prospectus is replaced with the following:

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the Underlying Index. At each monthly Underlying Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the Underlying Index, and current Underlying Index constituents with a QAV Score in the top 50% of eligible securities remain in the Underlying Index provided that they satisfy all other eligibility criteria. Underlying Index constituents are equally weighted. As of August 31, 2018, the Underlying Index was comprised of 212 constituents.

Invesco Emerging Markets Debt Defensive ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE

PROSPECTUS DATED DECEMBER 28, 2018 OF:

Invesco Emerging Markets Debt Defensive ETF (IEMD)

(each a “Fund” and collectively, the “Funds”)

Effective immediately, the Funds’ Prospectus is revised as follows:

Invesco Emerging Markets Debt Defensive ETF (IEMD)

The fourth paragraph in the Section “Summary Information—Principal Investment Strategies” on page 105 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the Underlying Index. At each monthly Underlying Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the Underlying Index, and current Underlying Index constituents with a Quality Score in the top 60% of eligible securities remain in the Underlying Index provided that they satisfy all other eligibility criteria. Underlying Index constituents are modified market-value weighted. As of August 31, 2018, the Underlying Index was comprised of 121 constituents.

Invesco Emerging Markets Debt Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE

PROSPECTUS DATED DECEMBER 28, 2018 OF:

Invesco Emerging Markets Debt Value ETF (IEMV)

(each a “Fund” and collectively, the “Funds”)

Effective immediately, the Funds’ Prospectus is revised as follows:

Invesco Emerging Markets Debt Value ETF (IEMV)

The sixth paragraph in the Section “Summary Information—Principal Investment Strategies” on page 110 of the Prospectus is replaced with the following:

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the Underlying Index. At each monthly Underlying Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the Underlying Index, and current Underlying Index constituents with a QAV Score in the top 60% of eligible securities remain in the Underlying Index provided that they satisfy all other eligibility criteria. Underlying Index constituents are modified market-value weighted. As of August 31, 2018, the Underlying Index was comprised of 169 constituents.

Invesco Investment Grade Defensive ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE

PROSPECTUS DATED DECEMBER 28, 2018 OF:

Invesco Investment Grade Defensive ETF (IIGD)

(each a “Fund” and collectively, the “Funds”)

Effective immediately, the Funds’ Prospectus is revised as follows:

Invesco Investment Grade Defensive ETF (IIGD)

The fourth paragraph in the Section “Summary Information—Principal Investment Strategies” on page 115 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the Underlying Index. At each monthly Underlying Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the Underlying Index, and current Underlying Index constituents with a Quality Score in the top 50% of eligible securities remain in the Underlying Index provided that they satisfy all other eligibility criteria. Underlying Index constituents are equally weighted. As of August 31, 2018, the Underlying Index was comprised of 97 constituents.

Invesco Investment Grade Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE

PROSPECTUS DATED DECEMBER 28, 2018 OF:

Invesco Investment Grade Value ETF (IIGV)

(each a “Fund” and collectively, the “Funds”)

Effective immediately, the Funds’ Prospectus is revised as follows:

Invesco Investment Grade Value ETF (IIGV)

The sixth paragraph in the Section “Summary Information—Principal Investment Strategies” on page 119 of the Prospectus is replaced with the following:

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the Underlying Index. At each monthly Underlying Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the Underlying Index, and current Underlying Index constituents with a QAV Score in the top 50% of eligible securities remain in the Underlying Index provided that they satisfy all other eligibility criteria. Underlying Index constituents are equally weighted. As of August 31, 2018, the Underlying Index was comprised of 121 constituents.

Invesco Multi-Factor Core Fixed Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE

PROSPECTUS DATED DECEMBER 28, 2018 OF:

Invesco Multi-Factor Core Fixed Income ETF (IMFC)

(each a “Fund” and collectively, the “Funds”)

Effective immediately, the Funds’ Prospectus is revised as follows:

Invesco Multi-Factor Core Fixed Income ETF (IMFC)

The following paragraph is added immediately after the last paragraph under the heading “Invesco U.S. Fixed Rate 30-Year MBS Index” in the Section “Principal Investment Strategies” on page 123 of the Prospectus:

Transactions in U.S. government agency mortgage-backed securities may occur through standardized agreements for forward or future delivery in which the actual mortgage pools to be delivered are not specified until shortly prior to settlement (to be announced (“TBA”) transactions). The Fund may engage in such TBA transactions.

The fourth paragraph under the heading “Invesco Investment Grade Defensive Index” in the Section “Summary Information—Principal Investment Strategies” on page 123 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the IG Defensive Index. At each monthly IG Defensive Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the IG Defensive Index, and current constituents with a Quality Score in the top 50% of eligible securities remain in the IG Defensive Index provided that they satisfy all other eligibility criteria. IG Defensive Index constituents are equally weighted.

The sixth paragraph under the heading “Invesco Investment Grade Value Index” in the Section “Summary Information—Principal Investment Strategies” on page 124 of the Prospectus is replaced with the following:

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the IG Value Index. At each monthly IG Value Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the IG Value Index, and current constituents with a QAV Score in the top 50% of eligible securities remain in the IG Value Index provided that they satisfy all other eligibility criteria. IG Value Index constituents are equally weighted.

The Section “Principal Risks of Investing in the Fund—Mortgage-Backed Securities Risk” on page 125 of the Prospectus is replaced with the following:

Mortgage-Backed Securities Risk. Investments in mortgage-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

The Section “Principal Risks of Investing in the Fund—Portfolio Turnover Risk” on page 126 of the Prospectus is replaced with the following:

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index, as well as engage in TBA transactions, which may significantly increase the Fund’s portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.

Invesco Multi-Factor Core Plus Fixed Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE

PROSPECTUS DATED DECEMBER 28, 2018 OF:

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)

(each a “Fund” and collectively, the “Funds”)

Effective immediately, the Funds’ Prospectus is revised as follows:

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)

The fourth paragraph under the heading “Invesco High Yield Defensive Index” in the Section “Summary Information—Principal Investment Strategies” 128 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the HY Defensive Index. At each monthly HY Defensive Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the HY Defensive Index, and current constituents with a Quality Score in the top 50% of eligible securities remain in the HY Defensive Index provided that they satisfy all other eligibility criteria. HY Defensive Index constituents are equally weighted.

The fourth paragraph under the heading “Invesco Investment Grade Defensive Index” in the Section “Summary Information—Principal Investment Strategies” on page 128 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the IG Defensive Index. At each monthly IG Defensive Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the IG Defensive Index, and current constituents with a Quality Score in the top 50% of eligible securities remain in the IG Defensive Index provided that they satisfy all other eligibility criteria. IG Defensive Index constituents are equally weighted.

The following paragraph is added immediately after the last paragraph under the heading “Invesco U.S. Fixed Rate 30-Year MBS Index” in the Section “Principal Investment Strategies” on page 129 of the Prospectus:

Transactions in U.S. government agency mortgage-backed securities may occur through standardized agreements for forward or future delivery in which the actual mortgage pools to be delivered are not specified until shortly prior to settlement (to be announced (“TBA”) transactions). The Fund may engage in such TBA transactions.

The sixth paragraph under the heading “Invesco Investment Grade Value Index” in the Section “Summary Information—Principal Investment Strategies” on page 129 of the Prospectus is replaced with the following:

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the IG Value Index. At each monthly IG Value Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the IG Value Index, and current constituents with a QAV Score in the top 50% of eligible securities remain in the IG Value Index provided that they satisfy all other eligibility criteria. IG Value Index constituents are equally weighted.

The fourth paragraph under the heading “Invesco Emerging Markets Debt Defensive Index” in the Section “Summary Information—Principal Investment Strategies” on page 130 of the Prospectus is replaced with the following:

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the EM Debt Defensive Index. At each monthly EM Debt Defensive Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the EM Debt Defensive Index, and current constituents with a Quality Score in the top 60% of eligible securities remain in the EM Debt Defensive Index provided that they satisfy all other eligibility criteria. EM Debt Defensive Index constituents are modified market-value weighted.

The sixth paragraph under the heading “Invesco Emerging Markets Debt Value Index” in the Section “Summary Information—Principal Investment Strategies” on page 130 of the Prospectus is replaced with the following:

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the EM Debt Value Index. At each monthly EM Debt Value Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the EM Debt Value Index, and current constituents with a QAV Score in the top 60% of eligible securities remain in the EM Debt Value Index provided that they satisfy all other eligibility criteria. EM Debt Value Index constituents are modified market-value weighted.

The Section “Principal Risks of Investing in the Fund—Mortgage-Backed Securities Risk” on page 132 of the Prospectus is replaced with the following:

Mortgage-Backed Securities Risk. Investments in mortgage-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

The Section “Principal Risks of Investing in the Fund—Portfolio Turnover Risk” on page 132 of the Prospectus is replaced with the following:

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index, as well as engage in TBA transactions, which may significantly increase the Fund’s portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.